(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

OVERSEAS
FUND - CLASS A & CLASS B
ANNUAL REPORT
OCTOBER 31, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                8    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       11   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              12   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     24   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    30   Notes to the financial statements.

REPORT OF INDEPENDENT    36   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            37


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE



DEAR SHAREHOLDER:
Although the markets have been fairly positive this year, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR OVERSEAS FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1995     PAST 1   PAST 5   LIFE OF
                                   YEAR     YEARS    FUND

Advisor Overseas - Class A         -0.25%   52.16%   45.31%

Advisor Overseas - Class A
 (incl. max. 4.75% sales charge)   -4.99%   44.93%   38.41%

Morgan Stanley EAFE Index          -0.37%   39.94%   37.34%

Average International Fund         -1.09%   53.21%   n/a

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on April 23, 1990. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Morgan Stanley EAFE Index - a broad measure of the performance of stocks in Europe, Australia, and the Far East. To measure how Class A's performance stacked up against its peers, you can compare it to the average international fund, which reflects the performance of 233 funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1995     PAST 1   PAST 5   LIFE OF
                                   YEAR     YEARS    FUND

Advisor Overseas - Class A         -0.25%   8.76%    6.99%

Advisor Overseas - Class A
 (incl. max. 4.75% sales charge)   -4.99%   7.70%    6.05%

Morgan Stanley EAFE Index          -0.37%   6.95%    5.91%

Average International Fund         -1.09%   8.71%    n/a

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' actual (or cumulative) return and show you what would have happened if Class A shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
              Fidelity AdvisorEurope, Australia,
     04/23/90        10000.00           10000.00
     04/30/90         9890.00            9758.32
     05/31/90        10320.00           10871.75
     06/30/90        10840.00           10776.00
     07/31/90        11480.00           10927.78
     08/31/90        10110.00            9866.60
     09/30/90         9250.00            8491.55
     10/31/90         9550.00            9814.69
     11/30/90         9560.00            9235.74
     12/31/90         9467.28            9385.36
     01/31/91         9699.18            9688.93
     02/28/91        10132.72           10727.57
     03/31/91         9568.11           10083.57
     04/30/91         9558.02           10182.59
     05/31/91         9568.11           10288.84
     06/30/91         8852.26            9532.81
     07/31/91         9356.38           10001.17
     08/31/91         9497.53            9798.07
     09/30/91         9991.56           10350.28
     10/31/91         9860.49           10497.00
     11/30/91         9608.44           10006.96
     12/31/91        10109.05           10523.75
     01/31/92        10139.74           10298.96
     02/29/92        10375.08            9930.34
     03/31/92        10057.89            9274.77
     04/30/92        10579.71            9318.86
     05/31/92        11009.45            9942.63
     06/30/92        10835.51            9471.02
     07/31/92        10416.00            9228.63
     08/31/92        10129.51            9807.46
     09/30/92         9976.03            9613.79
     10/31/92         9280.27            9109.50
     11/30/92         9157.49            9195.22
     12/31/92         9620.40            9242.78
     01/31/93        10106.59            9241.65
     02/28/93        10323.83            9520.81
     03/31/93        10954.84           10350.70
     04/30/93        11803.09           11333.00
     05/31/93        12113.43           11572.36
     06/30/93        11782.40           11391.80
     07/31/93        12361.70           11790.57
     08/31/93        13178.91           12427.06
     09/30/93        13044.43           12147.34
     10/31/93        13375.46           12521.69
     11/30/93        12858.23           11427.16
     12/31/93        13645.20           12252.29
     01/31/94        14546.59           13288.16
     02/28/94        14349.73           13251.36
     03/31/94        13987.11           12680.60
     04/30/94        14588.03           13218.63
     05/31/94        14318.65           13142.74
     06/30/94        14204.68           13328.47
     07/31/94        14567.31           13456.65
     08/31/94        14702.00           13775.24
     09/30/94        14246.13           13341.38
     10/31/94        14567.31           13785.64
     11/30/94        13997.47           13123.10
     12/31/94        13915.13           13205.28
     01/31/95        13340.98           12697.99
     02/28/95        13372.30           12661.55
     03/31/95        13789.86           13451.26
     04/30/95        14196.98           13957.15
     05/31/95        14353.56           13790.77
     06/30/95        14457.95           13548.93
     07/31/95        15084.29           14392.43
     08/31/95        14645.85           13843.41
     09/30/95        14823.32           14113.77
     10/31/95        14531.03           13734.39

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Fidelity Advisor Overseas Fund - Class A on April 23, 1990, when the fund started, and paid the maximum 4.75% sales charge. As the chart shows, by October 31, 1995, the value of your investment would have grown to $13,841 - a 38.41% increase on your initial investment. For comparison, look at how the Morgan Stanley EAFE did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $13,734 - a 37.34% increase. UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets
means assuming greater risks
than investing in the United
States. Factors like changes in
a country's financial markets,
its local political and economic
climate, and the fluctuating
value of its currency create
these risks. For these reasons
an international fund's
performance may be more
volatile than a fund that invests
exclusively in the United
States. Past performance is no
guarantee of future results and
you may have a gain or loss
when you sell your shares.
(checkmark)
ADVISOR OVERSEAS FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). Initial offering of Class B shares took place on July 3, 1995. Class B shares bear a 1.00% 12b-1/shareholder service fee. This fee is not reflected in returns prior to that date, and returns would have been lower had this fee been taken into account. Prior date returns are those of Class A, the original class of the fund, and reflect Class A's 0.65% 12b-1 fee. Class B's contingent deferred sales charges included in the past 1 year, past 5 years and life of fund total return figures are 4%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past 1 year, past 5 years and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1995              PAST 1   PAST 5   LIFE OF
                                            YEAR     YEARS    FUND

Advisor Overseas - Class B                  -0.25%   52.16%   45.31%

Advisor Overseas - Class B
 (incl. contingent deferred sales charge)   -4.21%   51.16%   45.31%

Morgan Stanley EAFE Index                   -0.37%   39.94%   37.34%

Average International Fund                  -1.09%   53.21%   n/a

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on April 23, 1990. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Morgan Stanley EAFE Index - a broad measure of the performance of stocks in Europe, Australia, and the Far East. To measure how Class B's performance stacked up against its peers, you can compare it to the average international fund, which reflects the performance of 233 funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1995              PAST 1   PAST 5   LIFE OF
                                            YEAR     YEARS    FUND

Advisor Overseas - Class B                  -0.25%   8.76%    6.99%

Advisor Overseas - Class B
 (incl. contingent deferred sales charge)   -4.21%   8.61%    6.99%

Morgan Stanley EAFE Index                   -0.37%   6.95%    5.91%

Average International Fund                  -1.09%   8.71%    n/a

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' actual (or cumulative) return and show you what would have happened if Class B shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
              Fidelity AdvisorEurope, Australi
     04/23/90        10000.00        10000.00
     04/30/90         9890.00         9758.32
     05/31/90        10320.00        10871.75
     06/30/90        10840.00        10776.00
     07/31/90        11480.00        10927.78
     08/31/90        10110.00         9866.60
     09/30/90         9250.00         8491.55
     10/31/90         9550.00         9814.69
     11/30/90         9560.00         9235.74
     12/31/90         9467.28         9385.36
     01/31/91         9699.18         9688.93
     02/28/91        10132.72        10727.57
     03/31/91         9568.11        10083.57
     04/30/91         9558.02        10182.59
     05/31/91         9568.11        10288.84
     06/30/91         8852.26         9532.81
     07/31/91         9356.38        10001.17
     08/31/91         9497.53         9798.07
     09/30/91         9991.56        10350.28
     10/31/91         9860.49        10497.00
     11/30/91         9608.44        10006.96
     12/31/91        10109.05        10523.75
     01/31/92        10139.74        10298.96
     02/29/92        10375.08         9930.34
     03/31/92        10057.89         9274.77
     04/30/92        10579.71         9318.86
     05/31/92        11009.45         9942.63
     06/30/92        10835.51         9471.02
     07/31/92        10416.00         9228.63
     08/31/92        10129.51         9807.46
     09/30/92         9976.03         9613.79
     10/31/92         9280.27         9109.50
     11/30/92         9157.49         9195.22
     12/31/92         9620.40         9242.78
     01/31/93        10106.59         9241.65
     02/28/93        10323.83         9520.81
     03/31/93        10954.84        10350.70
     04/30/93        11803.09        11333.00
     05/31/93        12113.43        11572.36
     06/30/93        11782.40        11391.80
     07/31/93        12361.70        11790.57
     08/31/93        13178.91        12427.06
     09/30/93        13044.43        12147.34
     10/31/93        13375.46        12521.69
     11/30/93        12858.23        11427.16
     12/31/93        13645.20        12252.29
     01/31/94        14546.59        13288.16
     02/28/94        14349.73        13251.36
     03/31/94        13987.11        12680.60
     04/30/94        14588.03        13218.63
     05/31/94        14318.65        13142.74
     06/30/94        14204.68        13328.47
     07/31/94        14567.31        13456.65
     08/31/94        14702.00        13775.24
     09/30/94        14246.13        13341.38
     10/31/94        14567.31        13785.64
     11/30/94        13997.47        13123.10
     12/31/94        13915.13        13205.28
     01/31/95        13340.98        12697.99
     02/28/95        13372.30        12661.55
     03/31/95        13789.86        13451.26
     04/30/95        14196.98        13957.15
     05/31/95        14353.56        13790.77
     06/30/95        14457.95        13548.93
     07/31/95        15094.73        14392.43
     08/31/95        14677.17        13843.41
     09/30/95        14865.07        14113.77
     10/31/95        14583.22        13734.39

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Fidelity Advisor Overseas Fund - Class B on April 23, 1990, when the fund started. As the chart shows, by October 31, 1995, the value of your investment would have grown to $14,531 - a 45.31% increase on your initial investment. For comparison, look at how the Morgan Stanley EAFE did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $13,734 - a 37.34% increase.
UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets
means assuming greater risks
than investing in the United
States. Factors like changes in
a country's financial markets,
its local political and economic
climate, and the fluctuating
value of its currency create
these risks. For these reasons
an international fund's
performance may be more
volatile than a fund that invests
exclusively in the United
States. Past performance is no
guarantee of future results and
you may have a gain or loss
when you sell your shares.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Overseas stock markets have not
turned in the same strong
performance that the U.S. market
has in 1995. Slow growth, a string
of negative events in Japan, and
Mexico's currency crisis in late 1994
helped spark a flight of capital to
the U.S., in spite of positive news
regarding interest rate declines in
many markets. Overall, overseas
stocks significantly
underperformed their U.S.
counterparts. For the 12 months
ended October 31, 1995, the
Morgan Stanley EAFE Index -
which measures stock performance
in Europe, Australia and the Far
East - had a total return of -0.37%.
By comparison, the Standard &
Poor's Composite Index of 500
Stocks - a broad measure of U.S.
stock performance - returned
26.44% during the same period.
European stocks posted the
strongest performance overseas.
The Morgan Stanley Europe Index
rose 13.21% during the 12 months
ended October 31. Rallies in
European stock markets were fairly
narrow, though, led by
large-capitalization stocks in the
technology and consumer
nondurables sectors. Japan's
stock market, meanwhile,
struggled due to a strong yen that
hurt exports through much of the
year, and a lethargic economy.
According to Morgan Stanley
Capital International, Japanese
stocks fell 13% over the 12-month
period. The Morgan Stanley Far
East ex-Japan Index - a measure
of Far East markets excluding
Japan - fell 7.54%, hurt by a lack
of investor confidence in emerging
markets.
An interview with John Hickling, Portfolio Manager of Fidelity Advisor Overseas Fund
Q. JOHN, HOW HAS THE FUND PERFORMED OVER THE PAST YEAR?
A. For the 12 months ended October 31, 1995, both Class A and Class B had total returns of -0.25%, compared to a -1.09% return for the average international fund tracked by Lipper Analytical Services. In addition, the Morgan Stanley EAFE Index - a broad measure of stocks in Europe, Australia and the Far East - returned -0.37% for the same 12-month period.
Q. HOW HAVE YOU POSITIONED THE FUND IN WHAT APPEARS TO HAVE BEEN A RATHER DIFFICULT MARKET ENVIRONMENT?
A. It's been a frustrating period because, historically, markets around the world have shown a higher correlation to the U.S. market than we've seen this year. The U.S. market has been quite strong, but most foreign markets have not followed suit. And the good performance in several foreign markets has been driven by the strength of only a few stocks. Looking specifically at the fund, more investments were in Japan than elsewhere - 17.5% at the end of the period - although the fund has held less there than is included in the EAFE index. This is a market that has struggled through most of the year, although it has shown recent signs of some strength. The Japanese banking sector performed well through the first part of the period. However, the fund didn't participate because most of its Japanese investments are focused on exporters or companies with electronics or technology-oriented businesses, such as Matsushita Electric, Hitachi, Rohm, Omron and Toshiba. In the second part of the period, though, these stocks rebounded as the yen started to weaken versus the dollar starting in June, making these companies' products less expensive abroad.
Q. YOU'VE ALSO INVESTED A FAIR AMOUNT IN THE UNITED KINGDOM . . .
A. That's right, 13.3%, about as much as is included in the EAFE index. This has been one of the best performing markets outside of the U.S., led, for the most part, by financial stocks including Barclays and National Westminster Bank. In the early part of 1995, a number of consumer non-durable stocks helped the fund, including brewers Bass and Whitbread, and food retailers Tesco and Argyll. The retailers were helped by food price inflation and a more orderly competitive environment, but lagged a bit during the past two months due to fears of new price competition.
Q. YOU MENTIONED BARCLAYS AND NATIONAL WESTMINSTER. HAVE YOU INVESTED IN OTHER EUROPEAN BANKS?
A. Yes, I have. I invested the fund in stocks such as Deutsche Bank, C.S. Holdings, Swiss Bank Corp., Creditanstalt in Austria, and BNP and Societe Generale - which the fund no longer owns - in France. Despite strong bond market performance in Europe - one of the reasons I invested in this area - the sector has turned in mixed results. Instead of being attracted by bond market sensitivity, investors apparently were cautious about the quality of both bank assets and credit. Relatively high property prices hurt the French banks, which is one of the reasons I've cut back there. But the fund remains invested in continental European banks because they appear poised to rebound, and has more invested in Europe than the index because I find valuations - stock prices compared to other measures such as earnings or cash flow - to be attractive.
Q. LET'S TURN TO EMERGING MARKETS . . .
A. Last December, when emerging markets dropped sharply after Mexico's devaluation of the peso, I had almost no investments in emerging markets. I started adding some emerging market stocks in May, including Mexican banks as well as investments in Brazil and Southeast Asia. One stock that has turned in a very good performance is Sampoerna, an Indonesian cigarette company. One of the main reasons I own this stock and Matahari, an Indonesian retailer, is that the standard of living for many Indonesians has been on the rise. With wages and disposable income growing, demand for items such as cigarettes, beer, toothpaste and clothing has been increasing. The fund's investments in Unilever and Nestle also give it some exposure to this growth in consumer nondurable spending.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
A. In the past, there has been a stronger correlation between the U.S. market and those overseas, but we haven't seen that yet this year. Japan's market might be helped by upcoming legislation that would make it easier for companies to buy back stock. In addition, the coming season historically has been a good one in Japan, so I'm hoping to see some strength there. In Europe, I would expect to see a continued economic slowdown, hoping that currencies will weaken enough to help exports. In any event, I'm hoping that 1996 will be a better year for the international investor, and that we'll see markets abroad catch up to the U.S.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to increase the value
of the fund's shares by
investing mainly in stocks in
Europe, the Far East and the
Pacific Basin
START DATE: April 23, 1990
SIZE: as of October 31, 1995,
more than $746 million
MANAGER: John Hickling,
since 1993; joined Fidelity in
1982
(checkmark)
JOHN HICKLING ON TRENDS IN
INTERNATIONAL INVESTING:
"These days, the investor
dollar is focused mostly on the
U.S. Judging from flows into
and out of international funds,
the interest - and money -
is elsewhere. Unfortunately,
many investors tend to follow
performance rather than
anticipate it, failing to invest in
international growth before it
grows. It may take a stumble in
the U.S. market to change
this, but I hope not, because
historically a declining U.S.
market has not been a good
backdrop for performance
overseas. I'm hoping that
more investors will start to
perceive the value and
opportunities in foreign
markets, and that
performance in foreign
markets will start to capture
attention.
"If you had told me nine or 10
months ago that the U.S. market
would thrive and that
international markets would
struggle as they have, I would
have been astounded. There
usually is a very tight
correlation between the
performance of the U.S. market
and other markets worldwide.
Because of that, I'm hoping
that foreign markets and
foreign companies can catch
up to the U.S. In the meantime,
there must be opportunities
when stocks have struggled,
and that's what I'll be looking
for going forward."
INVESTMENT CHANGES


TOP FIVE STOCKS AS OF OCTOBER 31, 1995
                                    % OF FUND'S    % OF FUND'S
                                    INVESTMENTS    INVESTMENTS
                                                   IN THESE STOCKS
                                                   6 MONTHS AGO

C. S. Holdings (Reg.)
(Switzerland, Banks)                1.9            0.0

Unilever NV Ord.
(Netherlands, Household Products)   1.2            1.2

Deutsche Bank AG
(Germany, Banks)                    1.1            1.2

Volvo AB Class B
(Sweden, Autos, Tires, &            1.1            0.8
Accessories)

CIBA-GEIGY (Reg.)
(Switzerland, Drugs &               1.0            0.8
Pharmaceuticals)

TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1995
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET
                                    SECTORS
                                    6 MONTHS AGO

Finance              22.1           22.8

Utilities            8.1            6.4

Nondurables          7.8            8.0

Durables             6.7            8.5

Retail & Wholesale   5.6            4.8

TOP FIVE COUNTRIES AS OF OCTOBER 31, 1995
                  % OF FUND'S    % OF FUND'S
                  INVESTMENTS    INVESTMENTS
                                 IN THESE COUNTRIES
                                 6 MONTHS AGO

Japan             17.5           19.9

United  Kingdom   13.3           12.7

Switzerland       8.2            8.1

Netherlands       5.6            5.7

Germany           5.3            5.8

ASSET ALLOCATION
AS OF OCTOBER 31, 1995 AS OF APRIL 30, 1995
Row: 1, Col: 1, Value: 17.8
Row: 1, Col: 2, Value: 2.2
Row: 1, Col: 3, Value: 38.0
Row: 1, Col: 4, Value: 42.0
Row: 1, Col: 1, Value: 13.7
Row: 1, Col: 2, Value: 2.5
Row: 1, Col: 3, Value: 43.8
Row: 1, Col: 4, Value: 40.0
Stocks 82.0%
Bonds 0.2%
Short-term
investments 17.8%
Stocks 85.8%
Bonds 0.5%
Short-term
investments 13.7%
INVESTMENTS OCTOBER 31, 1995

Showing Percentage of Total Value of Investments in Securities


COMMON STOCKS - 80.2%
 SHARES VALUE (NOTE 1)
ARGENTINA - 0.7%
Buenos Aires Embotelladora SA sponsored ADR  23,700 $ 542,138
Perez Companc Class B  168,222  741,822
Telecom Argentina:
Class B sponsored ADR  53,200  2,041,706
 Stet France Telecom SA  155,200  597,490
YPF Sociedad Anonima sponsored ADR representing
Class D shares  84,500  1,447,063
  5,370,219
AUSTRALIA - 2.3%
Amcor Ltd.   113,700  850,798
Brambles Industries Ltd.   238,150  2,528,172
FAI Insurance Ltd. Ord.   1,410,500  632,843
Lend Lease Corp. Ltd.   120,000  1,666,298
Pioneer International Ltd.   485,000  1,187,595
Qantas Airways Ltd. sponsored ADR (a)(d)  26,600  468,825
TNT Ltd. (a)  867,000  1,219,724
Western Mining Holdings Ltd.   269,200  1,723,685
Westpac Banking Corp.   1,615,100  6,620,013
Woolworths Ltd.   593,300  1,412,178
  18,310,131
AUSTRIA - 0.4%
Mayr Melnhof Karton AG  13,500  787,108
VA Technologie AG  4,300  497,947
VA Technologie AG (d)  13,100  1,517,002
  2,802,057
BELGIUM - 1.2%
Bekaert SA  6,600  4,855,958
Delhaize Freres & Cie Le Lion SA  80,300  3,123,240
Petrofina SA   3,300  1,037,306
Petrofina SA (warrants) (a)  175  2,478
  9,018,982
BERMUDA - 0.1%
Consolidated Electric Power Asia Ltd. sponsored ADR (d) 22,600 457,650 BRAZIL - 0.4%
Brahma (Cia Cervejaria) PN Class B (Pfd. Reg.)  1,879,400  717,358
Telebras PN (Pfd. Reg.)  60,460,600  2,451,751
  3,169,109
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
CANADA - 0.1%
Midland Walwyn, Inc.   154,200 $ 946,188
CHILE - 0.2%
Santa Isabel SA sponsored ADR (a)  21,900  495,488
Vina Concha Stet y Toro SA sponsored ADR  46,600  815,500
  1,310,988
FINLAND - 0.7%
Pohjola Class B  223,230  3,261,482
Valmet OY Class A  88,500  2,460,911
  5,722,393
FRANCE - 4.7%
Accor SA  35,841  4,264,951
Alcatel Alsthom CGE  37,800  3,233,032
Axa SA  70,690  3,932,290
Club Mediterranee SA:
Ord.   16,700  1,311,715
 (rights) (a)  16,700  16,486
Compagnie Bancaire Ord.   36,860  3,827,551
Elf Aquitaine  31,088  2,120,288
Generale des Eaux  35,442  3,299,209
IMETAL SA Ord.  22,220  2,621,346
Lafarge Coppee SA  24,350  1,616,351
Michelin SA Cie Generale des Etablissements Class B 62,700 2,536,252 Total SA Class B 84,100 5,205,329
Unibail  15,400  1,420,932
Vallourec SA (a)  34,600  1,359,906
  36,765,638
GERMANY - 5.1%
Asko   2,100  1,089,767
Bayer AG  7,100  1,887,083
Bayerische Vereinsbank AG Ord.   59,500  1,683,225
Continental Gummi-Werke AG  145,300  2,052,653
Daimier Benz AG. Ord.   5,300  2,552,834
Deutsche Bank AG  192,500  8,700,866
Duerr Beteiligungs AG (RFD)  5,400  1,744,223
Hoechst AG Ord.   15,650  4,107,340
Karstadt AG  6,800  2,963,973
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
GERMANY - CONTINUED
Kaufhof Holding AG  8,600 $ 2,942,676
Mannesmann AG Ord.   9,800  3,223,185
Metallgesellschaft AG Ord. (a)  21,300  443,042
Metallgesellschaft AG (a)(d)  46,700  971,362
Praktiker Bau und Heim AG (a)(d)  6,000  189,543
Schmalbach-Lubeca AG  2,600  511,270
Veba AG Ord.   120,500  4,943,524
  40,006,566
HONG KONG - 2.3%
Amoy Properties Ltd.   1,115,000  1,074,431
Consolidated Electric Power Asia Ltd.   692,000  1,400,773
Dickson Concepts International Ltd.   1,117,000  809,075
Great Eagle Holdings Ltd.   382,000  1,047,482
HSBC Holdings PLC  454,800  6,617,904
Hong Kong Land Holdings Ltd.   1,338,000  2,408,400
Hopewell Holdings Ltd.   2,293,000  1,445,860
Hysan Development Co. Ltd.   740,000  1,885,582
Peregrine Investments Holdings Ltd.   663,000  844,690
Sun Hung Kai Properties Ltd.   87,000  694,870
  18,229,067
INDIA - 0.1%
Reliance Industries Ltd. GDS  59,600  879,100
INDONESIA - 1.1%
Astra International PT (For. Reg.)  144,000  290,412
Bank International Indonesia PT Ord.   298,000  1,043,198
Bank Niaga PT  99,000  353,105
Jakarta International Hotels & Development Ord.   990,000  1,362,286
Matahari Putra Prima PT (For. Reg.)  649,000  1,357,443
Sampoerna Hanjaya Mandala (For. Reg.)  399,350  3,692,803
Semen Gresik (For. Reg.)  199,000  516,997
  8,616,244
IRELAND - 0.9%
Bank of Ireland U.S. Holdings, Inc.   544,500  3,631,657
Fyffes PLC  725,000  1,111,487
Independent Newspapers PLC  265,800  1,594,268
Waterford Wedgwood PLC Unit  461,200  419,133
  6,756,545
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ITALY - 1.6%
Assicurazioni Generali Spa  99,900 $ 2,322,766
Benetton Group Spa (a)  87,400  905,884
Bulgari Spa (a)  100,000  865,798
Fiat Spa  233,800  762,559
Istituto Mobiliare Italiano  179,000  978,890
Istituto Nazionale Delle Assicurazioni Spa  796,600  1,047,282
Italgas Spa  391,500  1,041,704
Magneti Marelli SPA  699,100  1,339,988
Montedison Spa Ord. (a)  1,476,900  1,015,384
Olivetti Ing C & Co. SPA Ord. (a)  1,008,400  757,924
SAI Sta Assieuratrice Industriale Spa  135,300  1,378,891
Simint Ord. (a)  3,989  3,748
  12,420,818
JAPAN - 17.5%
Acom Co. Ltd.   13,000  424,183
ADO Electronic Industrial Co. Ltd.   25,000  563,422
Aida Engineering Ltd. Ord.   103,000  724,648
Amada Metrecs Co. Ltd.   53,000  716,672
Amadasonoike Co. Ltd.   162,000  993,699
Aoyama Trading Co. Ord.   68,900  1,863,348
Autobacs Seven Co. Ltd.   16,800  1,588,555
Bridgestone Corp.   192,000  2,671,501
Canon, Inc.   263,000  4,509,823
Catena Corp.   1,000  13,326
Citizen Watch Co. Ltd. Ord. (a)  257,000  1,765,293
East Japan Railway Co. Ord.   361  1,708,520
Fanuc Ltd.   52,700  2,287,600
Fujitsu Ltd.   257,000  3,072,265
Futaba Industrial Co. Ltd.   80,000  1,207,192
Hankyu Department Stores, Inc.   78,000  963,010
Hanshin Department Store Ltd.   49,000  343,295
Hirose Electric Co. Ltd.   18,900  1,209,319
Hitachi Ltd.   672,000  6,913,919
Honda Motor Co. Ltd.   283,000  4,935,966
Izumi Co. Ord.   67,000  1,273,627
Ishihara Sangyo Kaisha Ltd. (a)  250,000  744,697
Isetan Co. Ltd.   177,000  2,358,728
Ito-Yokado Co. Ltd.   16,000  876,390
Japan Airlines Co. Ltd. (a)  300,000  1,807,849
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
JAPAN - CONTINUED
Kao Corp.   76,000 $ 923,424
Komatsu Ltd. Ord.   320,000  2,508,451
Marubeni Corp.   267,000  1,302,886
Matsushita Electric Industrial Co. Ltd.   125,000  1,776,003
Marukyo Corp.   16,000  228,896
Minebea Co. Ltd.   303,000  2,464,259
Mitsubishi Corp.   89,000  985,449
Mitsubishi Estate Co. Ltd.   145,000  1,548,675
Mitsubishi Heavy Industries Ltd.   294,000  2,272,951
Mitsukoshi Ltd.   189,000  1,501,925
Murata Manufacturing Co. Ltd.   73,000  2,567,929
NEC Corp.   114,000  1,508,010
Nikko Securities Co. Ltd.   201,000  1,878,928
Nichido Fire & Marine Insurance Co. Ltd.   226,000  1,694,087
Nintendo Co. Ltd. Ord.   28,100  2,070,570
Nippon Telegraph & Telephone Corp. Ord.   233  1,915,506
Nissan Motor Co. Ltd. Ord.   243,000  1,642,938
Nitto Denko Corp.   57,000  910,391
Nomura Securities Co. Ltd.   386,000  7,072,853
Omron Corp.   89,000  2,084,268
Onward Kashiyama & Co. Ltd.   178,000  2,459,262
Pioneer Electronic Corp.   37,000  569,203
Rohm Co. Ltd.   60,000  3,650,973
Sankyo Co. Ltd.   117,000  2,579,491
Santen Pharmaceutical Co. Ord.  2,000  47,425
Seino Transpotation Co. Ltd.   81,000  1,254,030
Sekisui House Ltd.   118,000  1,364,362
Sho Bond Corp. Ord.   29,000  934,888
Sony Corp.   85,100  3,835,775
Sumitomo Marine and Fire Insurance Co. Ltd.   215,000  1,537,896
Sumitomo Realty & Development Co. Ltd.   375,000  2,469,257
Sumitomo Trust & Banking Co. Ltd.   183,000  2,115,918
TDK Corp.   47,000  2,427,025
Takashimaya Co. Ltd.   197,000  2,741,071
Tadano Ltd.   9,000  72,490
Takeda Chemical Industries Ltd.   198,000  2,793,788
Tokio Marine & Fire Insurance Co. Ltd. (The)  606,000  6,234,873
Toshiba Corp.   902,000  6,549,233
Toyota Motor Corp.   221,000  4,114,448
Tsugami Corp.   110,000  555,093
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
JAPAN - CONTINUED
Uny Co. Ltd.   57,000 $ 982,999
Yamanouchi Pharmaceutical Co. Ltd.   127,000  2,837,294
Yoshinoya D&C Co. Ltd. Ord.   30  476,214
  136,998,254
KOREA (SOUTH) - 0.6%
Korea Electric Power Corp.   93,500  4,101,863
Kyungki Bank  56,300  630,574
  4,732,437
MALAYSIA - 0.9%
Kuala Lumpur Industries Holdings BHD (a)  290,000  314,963
Magnum Corp. BHD  405,000  688,480
Malayan Banking BHD  75,000  605,017
Resorts World BHD  231,000  1,127,162
Tenega Nasional BHD  179,000  676,203
Time Engineering BHD  119,000  304,378
Telekom Malaysia BHD  463,000  3,315,927
  7,032,130
MEXICO - 1.2%
BANACCI SA de CV:
Class B  326,100  562,321
 Class L  16,305  26,964
Cemex SA, Series B  716,300  2,227,364
Cifra SA Class C  1,022,200  1,048,929
Consorcio G Grupo Dina SA ADR  38,400  100,800
Empresas Ica Sociedad Controladora SA de CV
sponsored ADR representing Ord. (part. certs.)  123,900  1,177,050
Grupo Dina sponsored ADR, Series L  11,173  18,156
Grupo Financiero Bancomer SA de CV
sponsored ADR, Series C (a)(d)  62,300  319,287
Grupo Financiero Bancomer Class B (a)  3,322,000  859,121
Grupo Financiero Bancomer, SA de C.V., Series L (a)  122,005  28,453
Grupo Carso SA de CV Class A-1 (a)  137,600  725,439
Telefonos de Mexico SA sponsored ADR representing
shares Ord. Class L  72,000  1,980,000
  9,073,884
NETHERLANDS - 5.6%
ABN-AMRO Holdings NV  25,900  1,087,987
AKZO NV Ord.   59,900  6,820,015
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NETHERLANDS - CONTINUED
IHC Caland NV  49,500 $ 1,408,192
International Nederlanden Groep NV  119,957  7,151,970
KLM Royal Dutch Airlines Ord.   148,639  4,906,603
Koninklijke PPT Nederland  119,500  4,202,148
Oce Van der Grinten NV  51,200  2,934,844
Pirelli Tyre Holdings NV Ord. (a)  315,500  2,698,631
Royal Dutch Petroleum Co. Ord.   16,900  2,097,643
Unilever NV Ord.   71,200  9,324,615
Vendex International NV  3,600  103,487
Vendex International NV (d)  43,900  1,265,570
  44,001,705
NORWAY - 1.8%
Bergesen Group:
Class A  16,900  350,189
 Class B  155,600  3,199,229
Christiania Bank Free shares Ord.   817,300  1,903,598
Den Norske Bank Class A Free shares  600,400  1,649,159
Norsk Hydro AS  52,050  2,073,472
Orkla AS Class B (non-vtg.)  34,900  1,698,611
Saga Petroleum AS Class B  133,000  1,602,281
Unitor AS  100,000  1,236,848
  13,713,387
PAKISTAN - 0.0%
Hub Power Co. Ltd. GDR (a)  20,600  339,900
PHILIPPINES - 0.3%
Filinvest Land, Inc. Ord. (a)  1,250,625  336,577
Philippine Long Distance Telephone Co. sponsored ADR  30,100  1,689,363
  2,025,940
SINGAPORE - 0.4%
Kim Engineering Holdings Ltd.   1,402,000  1,209,646
Overseas Union Bank Ltd. (For. Reg.)  150,000  933,522
Van Der Horst Ltd.   186,000  953,678
  3,096,846
SPAIN - 3.9%
Banco Bilbao Vizcaya SA Ord. (Reg.)  195,600  5,980,229
Banco de Santander SA Ord. (Reg.)  9,587  418,056
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SPAIN - CONTINUED
Banco Intercontinental Espanol  25,625 $ 2,222,234
Corporacion Mapfrecia International
de Reaseguros SA (Reg.)  108,948  5,581,352
EL Aguila SA (a)  43,300  311,973
Repsol SA Ord.   78,800  2,354,311
Tabacalera SA, Series A  127,800  4,294,918
Telefonica de Espana SA Ord.   493,500  6,229,426
Union Electrica Fenosa SA  683,300  3,181,265
  30,573,764
SWEDEN - 3.1%
Frontline (a)  54,000  139,291
Investor AB Class B Free shares  183,700  6,553,490
Mo Och Domsjoe AB Class B  18,300  933,040
SKF AB Ord.   114,600  2,178,149
Skandia Foersaekrings AB  37,600  955,697
Svenska Cellulosa Aktiebolaget SCA Class B Ord.   105,400  1,804,550
Skandinaviska Enskilda Banken Class A Free shares  525,800  3,553,292
Volvo AB Class B  372,900  8,409,417
  24,526,926
SWITZERLAND - 8.2%
Adia SA (Bearer) (a)  23,800  3,937,000
Alusuisse-Lonza Holding AG (Reg.)  7,133  5,428,988
Baloise Holding (Reg.)  2,152  4,411,931
CIBA-GEIGY AG (Reg.)  9,400  8,130,400
C. S. Holdings (Reg.)  143,555  14,652,336
Fischer (Georg) AG (Reg.)  14,100  3,721,953
Holderbank Financiere Glarus AG:
(Bearer)  1,747  1,401,904
 (warrants) (a)  7,260  8,943
Nestle SA (Reg.)  6,400  6,701,276
Roche Holdings Ltd. (part. certs.)  950  6,896,172
Surveillance, Societe Generale (Bearer)  554  1,070,885
Swiss Bank Corp. (Bearer)  18,500  7,585,570
  63,947,358
THAILAND - 1.4%
Bank of Asia PCL (For. Reg.)  191,840  453,586
Krung Thai Bank (For. Reg.)  1,133,770  4,505,345
Phatra Thanakit PCL (For. Reg.)  18,500  144,824
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
THAILAND - CONTINUED
Ruam Pattana Fund II (For. Reg.)  1,700,000 $ 1,063,978
Ruang Khao Unit Trust (For. Reg.)  272,600  159,779
Siam City Bank PCL (For. Reg.)  3,355,200  4,266,497
SCF Finance and Securities Co. Ltd. (rights) (a)  24,853  -
Siam City Credit Finance and Securities Co. Ltd. (rights) (a) 19,736 - Telecomasia Corp. PCL (For. Reg.) (a) 228,700 677,057
  11,271,066
TURKEY - 0.1%
Aksigorta  267,875  36,013
Aksigoria (d)  812,500  109,232
Tofas Turk Otomobil Fabrikasi AS  5,400,800  694,513
Tofas Turk Otomobil Fabrikasi AS ADR (d)  178,400  107,040
  946,798
UNITED KINGDOM - 13.3%
Allied Lyons PLC (a)  326,900  2,640,160
Argyll Group PLC Ord.   323,800  1,645,327
BTR PLC Ord.   321,000  1,704,664
Barclays PLC Ord.   528,700  6,204,407
Barratt Developments PLC  166,300  509,904
Bass PLC Ord.   314,600  3,296,604
Berkeley Group PLC  141,200  904,941
Booker PLC  212,400  1,268,939
Boots Co. PLC (The)  169,900  1,502,408
British Airways PLC Ord.   281,600  2,025,063
British Land Ord.   168,300  965,573
Burmah Oil  118,488  1,844,612
Cadbury-Schweppes PLC Ord.   598,200  4,940,003
Christies International PLC  78,300  254,931
De La Rue PLC  230,100  3,278,513
Dixons Group PLC  567,358  3,434,397
Forte PLC  1,091,100  4,345,699
Glaxo Holdings PLC  219,000  2,952,485
Grand Metropolitan PLC  630,600  4,365,385
Great Universal Stores PLC Ord. Class A  260,000  2,344,356
Guinness PLC Ord.   669,100  5,361,589
Hanson Trust PLC Ord.   324,700  994,302
Lloyds Abbey Life PLC  372,500  2,693,468
London International Group PLC  1,332,000  2,757,846
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UNITED KINGDOM - CONTINUED
Mirror Group Newspaper PLC  780,700 $ 2,054,437
National Westminster Bank PLC Ord.   517,200  5,162,099
North West Water Group PLC Ord.   236,700  2,224,050
Prudential Corp. PLC  322,400  2,015,283
Reuters Holdings PLC Ord.   235,100  2,184,864
Rolls Royce PLC Ord.   524,900  1,277,591
Royal Insurance Holdings PLC  617,500  3,811,119
Scottish Power PLC ADR  568,500  3,135,815
Scottish Hydro-Electric PLC Ord.   449,000  2,412,791
Shell Transport & Trading PLC  243,700  2,850,242
South West Water PLC Ord.   223,100  1,766,574
Tesco PLC Ord.   475,116  2,252,763
Telegraph (The) PLC  220,000  1,418,657
Unigate Ltd. Ord.   172,000  1,139,035
Vodafone Group PLC  1,084,693  4,483,044
Whitbread Co. PLC Class A  311,000  3,045,062
Wickes PLC  429,700  845,530
  104,314,532
TOTAL COMMON STOCKS
(Cost $587,297,327)   627,376,622
PREFERRED STOCKS - 1.8%
AUSTRIA - 0.4%
Creditanstalt Bankverein  59,100  2,945,014
GERMANY - 0.2%
Porsche AG Ord. (a)  4,100  1,906,435
ITALY - 1.2%
Banco Ambro Veneto  799,600  992,434
Fiat Spa  737,800  1,456,822
SAI Sta Assicuratrice Industriale Spa  225,700  955,848
Stet (Societa Finanziaria Telefonica) Spa  2,562,500  5,599,255
  9,004,359
TOTAL PREFERRED STOCKS
(Cost $14,605,398)   13,855,808
GOVERNMENT OBLIGATIONS (C) - 0.2%
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED)  AMOUNT (B)
ARGENTINA - 0.1%
Argentina Republic BOCON 5 5/8%,
4/1/01 (e)  B1 $ 1,589,879 $ 1,052,478
BRAZIL - 0.1%
Brazil Federative Republic IDU euro 6.6875%,
1/1/01 (e)  B1 XEU 617,500  527,963
TOTAL GOVERNMENT OBLIGATIONS
(Cost $1,648,782)   1,580,441
REPURCHASE AGREEMENTS - 17.8%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a
joint trading account at 5.88%,
dated 10/31/95 due 11/1/95  $ 139,762,824  139,740,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $743,291,507)  $ 782,552,871
CURRENCY ABBREVIATIONS
XEU - European currency unit
LEGEND
1. Non-income producing
2. Principal amount is stated in United States dollars unless otherwise noted.
3. Some foreign government obligations have not been individually rated by S&P or Moody's. The ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
4. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,405,511 or 0.7% of net assets.
5. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
INCOME TAX INFORMATION
At October 31, 1995, the aggregate cost of investment securities for income tax purposes was $743,473,921. Net unrealized appreciation aggregated $39,078,950, of which $73,386,648 related to appreciated investment securities and $34,307,698 related to depreciated investment securities. For the period, interest and dividends from foreign countries were $15,784,773 or $.29 per share. Taxes accrued or paid to foreign countries were $1,979,560 or $.04 per share.
The fund hereby designates $312,000 as a capital gain dividend for the purpose of the dividend paid deduction.
MARKET SECTOR DIVERSIFICATION (UNAUDITED)
As a Percentage of Total Value of Investment in Securities
Aerospace & Defense   0.2%
Basic Industries    5.1
Conglomerates   0.2
Construction & Real Estate    4.3
Durables    6.7
Energy    2.9
Finance    22.1
Government Obligations   0.2
Health    3.4
Holding Companies    0.4
Industrial Machinery &
 Equipment    3.2
Media & Leisure   2.7
Nondurables   7.8
Precious Metals   0.2
Retail & Wholesale   5.6
Services    1.5
Repurchase Agreements  17.8
Technology    5.1
Transportation   2.5
Utilities   8.1
  100.0%
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 OCTOBER 31, 1995

ASSETS

Investment in securities, at value (including repurchase                   $ 782,552,871
agreements of $139,740,000) (cost $743,291,507) -
See accompanying schedule

Cash                                                                        57,244

Receivable for investments sold                                             13,723,905

Receivable for fund shares sold                                             2,176,149

Dividends receivable                                                        1,976,001

Interest receivable                                                         21,302

Prepaid expenses                                                            24,999

 TOTAL ASSETS                                                               800,532,471

LIABILITIES

Payable for investments purchased                           $ 50,872,394

Payable for fund shares redeemed                             1,931,411

Accrued management fee                                       509,836

Distribution fees payable                                    407,775

Other payables and accrued expenses                          401,324

 TOTAL LIABILITIES                                                          54,122,740

NET ASSETS                                                                 $ 746,409,731

Net Assets consist of:

Paid in capital                                                            $ 702,649,735

Undistributed net investment income                                         4,207,428

Accumulated undistributed net realized gain (loss) on                       296,521
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                               39,256,047
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                                 $ 746,409,731

CALCULATION OF MAXIMUM OFFERING PRICE                                       $13.92
CLASS A:
NET ASSET VALUE, and redemption price per share
 ($741,928,067 (divided by) 53,300,413 shares)

Maximum offering price per share (100/95.25 of $13.92)                      $14.61

CLASS B:                                                                    $13.92
NET ASSET VALUE, and offering price per
 share ($2,999,368 (divided by) 215,461 shares) A

INSTITUTIONAL CLASS:                                                        $13.97
NET ASSET VALUE, offering price and redemption price per
 share ($1,482,296 (divided by) 106,120 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

INVESTMENT INCOME YEAR ENDED OCTOBER 31, 1995

Dividends                                                                 $ 15,428,945

Interest                                                                   6,639,038

                                                                           22,067,983

Less foreign taxes withheld                                                (1,979,560)

 TOTAL INCOME                                                              20,088,423

EXPENSES                                                   $ 5,282,002
Management fee
Basic fee

 Performance adjustment                                     307,727

Transfer agent fees                                         2,043,903
Class A

 Class B                                                    1,541

 Institutional Class                                        108

Distribution fees                                           4,501,756
Class A

 Class B                                                    4,721

Accounting fees and expenses                                358,827

Non-interested trustees' compensation                       5,127

Custodian fees and expenses                                 378,907

Registration fees                                           120,869
Class A

 Class B                                                    13,097

 Institutional Class                                        12,256

Audit                                                       58,192

Legal                                                       40,570

Reports to shareholders                                     37,229

Miscellaneous                                               2,280

 Total expenses before reductions                           13,169,112

 Expense reductions                                         (26,813)       13,142,299

NET INVESTMENT INCOME                                                      6,946,124

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      708,376

 Foreign currency transactions                              (3,235,039)    (2,526,663)

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      (5,868,207)

 Assets and liabilities in foreign currencies               772,264        (5,095,943)

NET GAIN (LOSS)                                                            (7,622,606)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING  FROM                     $ (676,482)
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          YEAR ENDED      YEAR ENDED
                                                          OCTOBER 31,     OCTOBER 31,
                                                          1995            1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 6,946,124     $ 197,387
Net investment income

 Net realized gain (loss)                                  (2,526,663)     1,176,124

 Change in net unrealized appreciation (depreciation)      (5,095,943)     26,569,627

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           (676,482)       27,943,138
FROM OPERATIONS

Distributions to shareholders:                             (812,249)       (363,877)
From net realized gain
 Class A

 In excess of net realized gain                            (3,950,288)     -
 Class A

 TOTAL DISTRIBUTIONS                                       (4,762,537)     (363,877)

Share transactions - net increase (decrease)               98,075,180      404,824,000

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  92,636,161      432,403,261

NET ASSETS

 Beginning of period                                       653,773,570     221,370,309

 End of period (including undistributed net investment    $ 746,409,731   $ 653,773,570
income of $4,207,428 and $348,359, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                  YEARS ENDED OCTOBER 31,

                                  1995                      1994 C      1993        1992       1991

SELECTED PER-SHARE DATA

Net asset value, beginning        $ 14.06                   $ 12.93     $ 9.07      $ 9.78     $ 9.55
of period

Income from Investment
Operations

 Net investment income             .07                       .01         .03         .05        .14

 Net realized and unrealized       (.11)                     1.14        3.93        (.62)      .17
 gain (loss)

 Total from investment             (.04)                     1.15        3.96        (.57)      .31
operations

Less Distributions

 From net investment income        -                         -           (.07)       (.14)      (.07)

 From net realized gain            (.10)                     (.02)       (.03) B     -          (.01) B

 Total distributions               (.10)                     (.02)       (.10)       (.14)      (.08)

Net asset value, end of period    $ 13.92                   $ 14.06     $ 12.93     $ 9.07     $ 9.78

TOTAL RETURN A                     (.25)                     8.91%       44.13%      (5.88)     3.25%
                                  %                                                 %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period         $ 741,928                 $ 653,774   $ 221,370   $ 18,652   $ 19,091
(000 omitted)

Ratio of expenses to average       1.90%                     2.12%       2.38%       2.64%      2.85%
net assets

Ratio of net investment income     1.01%                     .05%        (.18)       .48%       1.48%
to average net assets                                                   %

Portfolio turnover                 47%                       34%         42%         168%       226%


A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
B INCLUDES AMOUNTS DISTRIBUTED FROM NET REALIZED GAINS ON FOREIGN CURRENCY RELATED TRANSACTIONS TAXABLE AS ORDINARY INCOME.
C EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
FINANCIAL HIGHLIGHTS - CLASS B
                                                        YEAR ENDED
                                                        OCTOBER 31,

                                                        1995 C

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 13.89

Income from Investment Operations

 Net investment income                                   .01

 Net realized and unrealized gain (loss)                 .02

Total from investment operations                         .03

Net asset value, end of period                          $ 13.92

TOTAL RETURN B                                           .22%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 2,999

Ratio of expenses to average net assets                  1.97%
                                                        A,D

Ratio of net investment income to average net assets     .94% A

Portfolio turnover                                       47%

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1995.
D FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                                        YEAR ENDED
                                                        OCTOBER 31,

                                                        1995 C

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 13.89

Income from Investment Operations

 Net investment income                                   .05

 Net realized and unrealized gain (loss)                 .03

 Total from investment operations                        .08

Net asset value, end of period                          $ 13.97

TOTAL RETURN B                                           .58%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 1,482

Ratio of expenses to average net assets                  .97%
                                                        A,D

Ratio of net investment income to average net assets     1.94% A

Portfolio turnover                                       47%

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
D FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Overseas Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class B and Institutional Class shares on July 3, 1995. Investment income, realized and unrealized capital gains and losses, and the common expenses of the fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees and expenses.
The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities for which quotations are not readily avail-
able are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. FMR bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law, which are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $386,600,467 and $274,484,838, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2700% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
individual fund fee rate is .45%. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus) .20%) based on the investment performance of the lowest performing class as compared to the appropriate index over a specified period of time. The investment performance is measured separately for each class of shares. For the period, the management fee was equivalent to an annual rate of .81% of average net assets after the performance adjustment.
SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research Far East Inc., and Fidelity International Investment Advisors (FIIA) In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIAL U.K.). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIAL U.K. a fee based on costs incurred for either service.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares ("Class A Plan"), Class B shares ("Class B Plan") and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A Plan and Class B Plan the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .65% and 1.00% (of which
 .75% represents a distribution fee and .25% represents a shareholder service fee) of the average net assets of the Class A and Class B shares, respectively. For the period, the fund paid FDC $4,501,756 and $4,721 under the Class A Plan and Class B Plan, respectively, of which $3,452,001 and $1,155 were paid to securities dealers, banks and other financial institutions for the distribution of Class A and Class B shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class B, and Institutional Class shares. Subject to the approval of the Board of Trustees, the Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services. No payments were made under the Plans during the period.
SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares of the fund. For the period, FDC received sales charges of $4,446,941 on sales of Class A shares of the fund, of which $3,754,470 was paid to securities dealers, banks, and other financial institutions. FDC also receives the proceeds
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received contingent deferred sales charges of $333 on Class B share redemptions from the fund. When Class B shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT FEES. State Street Bank and Trust Company (State Street) is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A shares, while Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR (collectively, with State Street, referred to as the Transfer Agents) acts in that capacity for the fund's Class B and Institutional Class shares. During the period November 1, 1994 to December 31, 1994, State Street received fees based on the type, size, number of accounts and the number of transactions made by the shareholders. Effective January 1, 1995, the Board of Trustees approved a revised transfer agent contract pursuant to which the Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. With respect to the Class A shares, State Street has delegated certain transfer, dividend paying, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
ACCOUNTING FEES. Fidelity Service Co. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $148,376 for the period.
5. EXPENSE REDUCTIONS.
Effective October 30, 1995, FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of 2.40%, 2.75%, and 1.75% of average net assets for Class A, Class B, and Institutional Class, respectively. For the period, the reimbursement reduced expenses by $572, $14,147, and $12,094 for Class A, Class B, and Institutional Class, respectively.
6. SHARE TRANSACTIONS.
Share transactions for each class of shares was as follows:
  SHARES DOLLARS
 YEARS ENDED OCTOBER 31,  YEARS ENDED OCTOBER 31,
 1995 A 1994  1995 A 1994
CLASS A
Shares sold  28,552,115  39,367,897 $ 388,824,457 $ 540,291,103
Reinvestment of distributions  327,371  23,685  4,329,810  300,557
Shares redeemed  (22,093,191)  (9,994,332)  (299,648,593)  (135,767,660)
Net increase (decrease)  6,786,295  29,397,250 $ 93,505,674 $ 404,824,000
CLASS B
Shares sold  218,660  - $ 3,101,939 $ -
Reinvestment of distributions  -  -  -  -
Shares redeemed  (3,199)  -  (45,230)  -
Net increase (decrease)  215,461  - $ 3,056,709 $ -
INSTITUTIONAL CLASS
Shares sold  108,485  - $ 1,546,753 $ -
Reinvestment of distributions  -  -  -  -
Shares redeemed  (2,365)  -  (33,956)  -
Net increase (decrease)  106,120  - $ 1,512,797 $ -
A SHARE TRANSACTIONS FOR CLASS B AND THE INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1995. REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VII and the Shareholders of Fidelity Advisor Overseas Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments (except for Moody's ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Overseas Fund (a fund of Fidelity Advisor Series VII) at October 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Overseas Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1995, by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.
PRICE WATERHOUSE LLP
Boston, Massachusetts
December 13, 1995
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Overseas Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
CLASS A: 12/11/95 12/8/95 $.09 $.01
CLASS B: 12/11/95 12/8/95 $.19 $.01
INSTITUTIONAL CLASS: 12/11/95 12/8/95 $.21 $.01



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
John R. Hickling, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
Boston, MA - Class A
Fidelity Investments Institutional Operations Company
Boston, MA - Class B
CUSTODIAN
Chase Manhattan Bank, N.A.
New York, NY
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor Equity Portfolio Growth
Fidelity Advisor Global Resources Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Equity Income Fund
Fidelity Advisor Income & Growth Fund
INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Limited Term Bond Fund
Fidelity Advisor Short Fixed-Income Fund
TAX-EXEMPT FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Limited Term Tax-Exempt Fund
Fidelity Advisor Short-Intermediate Tax-Exempt Fund
STATE TAX-EXEMPT FUNDS
Fidelity Advisor New York Tax-Free Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund
(REGISTERED TRADEMARK)
(registered trademark)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

OVERSEAS
FUND - INSTITUTIONAL CLASS
ANNUAL REPORT
OCTOBER 31, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       9    A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              10   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     22   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    28   Notes to the financial statements.

REPORT OF INDEPENDENT    34   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            35


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE



DEAR SHAREHOLDER:
Although the markets have been fairly positive this year, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR OVERSEAS FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). Initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class A, the original class of the fund, and reflect Class A's 0.65% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past 1 year, past 5 years and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1995           PAST 1   PAST 5   LIFE OF
                                         YEAR     YEARS    FUND

Advisor Overseas - Institutional Class   0.11%    52.70%   45.83%

Morgan Stanley EAFE Index                -0.37%   39.94%   37.34%

Average International Fund               -1.09%   53.21%   n/a

CUMULATIVE TOTAL RETURNS show Institutional Class performance in percentage terms over a set period - in this case, one year, five years or since the fund started on April 23, 1990. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Morgan Stanley EAFE Index - a broad measure of the performance of stocks in Europe, Australia, and the Far East. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the average international fund, which reflects the performance of 233 funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1995           PAST 1   PAST 5   LIFE OF
                                         YEAR     YEARS    FUND

Advisor Overseas - Institutional Class   0.11%    8.84%    7.06%

Morgan Stanley EAFE Index                -0.37%   6.95%    5.91%

Average International Fund               -1.09%   8.71%    n/a

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' actual (or cumulative) return and show you what would have happened if Institutional Class had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
              Fidelity AdvisorEurope, Australi
     04/23/90         9525.00        10000.00
     04/30/90         9420.23         9758.32
     05/31/90         9829.80        10871.75
     06/30/90        10325.10        10776.00
     07/31/90        10934.70        10927.78
     08/31/90         9629.78         9866.60
     09/30/90         8810.63         8491.55
     10/31/90         9096.38         9814.69
     11/30/90         9105.90         9235.74
     12/31/90         9017.59         9385.36
     01/31/91         9238.47         9688.93
     02/28/91         9651.41        10727.57
     03/31/91         9113.62        10083.57
     04/30/91         9104.02        10182.59
     05/31/91         9113.62        10288.84
     06/30/91         8431.78         9532.81
     07/31/91         8911.95        10001.17
     08/31/91         9046.40         9798.07
     09/30/91         9516.96        10350.28
     10/31/91         9392.12        10497.00
     11/30/91         9152.04        10006.96
     12/31/91         9628.87        10523.75
     01/31/92         9658.11        10298.96
     02/29/92         9882.26         9930.34
     03/31/92         9580.14         9274.77
     04/30/92        10077.18         9318.86
     05/31/92        10486.50         9942.63
     06/30/92        10320.82         9471.02
     07/31/92         9921.24         9228.63
     08/31/92         9648.36         9807.46
     09/30/92         9502.17         9613.79
     10/31/92         8839.46         9109.50
     11/30/92         8722.51         9195.22
     12/31/92         9163.43         9242.78
     01/31/93         9626.53         9241.65
     02/28/93         9833.44         9520.81
     03/31/93        10434.49        10350.70
     04/30/93        11242.45        11333.00
     05/31/93        11538.04        11572.36
     06/30/93        11222.74        11391.80
     07/31/93        11774.52        11790.57
     08/31/93        12552.91        12427.06
     09/30/93        12424.82        12147.34
     10/31/93        12740.12        12521.69
     11/30/93        12247.47        11427.16
     12/31/93        12997.05        12252.29
     01/31/94        13855.63        13288.16
     02/28/94        13668.12        13251.36
     03/31/94        13322.72        12680.60
     04/30/94        13895.10        13218.63
     05/31/94        13638.52        13142.74
     06/30/94        13529.96        13328.47
     07/31/94        13875.36        13456.65
     08/31/94        14003.66        13775.24
     09/30/94        13569.44        13341.38
     10/31/94        13875.36        13785.64
     11/30/94        13332.59        13123.10
     12/31/94        13254.16        13205.28
     01/31/95        12707.29        12697.99
     02/28/95        12737.12        12661.55
     03/31/95        13134.84        13451.26
     04/30/95        13522.62        13957.15
     05/31/95        13671.77        13790.77
     06/30/95        13771.20        13548.93
     07/31/95        14367.79        14392.43
     08/31/95        13950.18        13843.41
     09/30/95        14119.21        14113.77
     10/31/95        13840.80        13734.39

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Fidelity Advisor Overseas Fund - Institutional Class on April 23, 1990, when the fund started. As the chart shows, by October 31, 1995, the value of your investment would have grown to $14,583 - a 45.83% increase on your initial investment. For comparison, look at how the Morgan Stanley EAFE did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $13,734 - a 37.34% increase.
UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets
means assuming greater risks
than investing in the United
States. Factors like changes in
a country's financial markets,
its local political and economic
climate, and the fluctuating
value of its currency create
these risks. For these reasons
an international fund's
performance may be more
volatile than a fund that invests
exclusively in the United
States. Past performance is no
guarantee of future results and
you may have a gain or loss
when you sell your shares.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Overseas stock markets have not
turned in the same strong
performance that the U.S. market
has in 1995. Slow growth, a string
of negative events in Japan, and
Mexico's currency crisis in late 1994
helped spark a flight of capital to
the U.S., in spite of positive news
regarding interest rate declines in
many markets. Overall, overseas
stocks significantly
underperformed their U.S.
counterparts. For the 12 months
ended October 31, 1995, the
Morgan Stanley EAFE Index -
which measures stock performance
in Europe, Australia and the Far
East - had a total return of -0.37%.
By comparison, the Standard &
Poor's Composite Index of 500
Stocks - a broad measure of U.S.
stock performance - returned
26.44% during the same period.
European stocks posted the
strongest performance overseas.
The Morgan Stanley Europe Index
rose 13.21% during the 12 months
ended October 31. Rallies in
European stock markets were fairly
narrow, though, led by
large-capitalization stocks in the
technology and consumer
nondurables sectors. Japan's
stock market, meanwhile,
struggled due to a strong yen that
hurt exports through much of the
year, and a lethargic economy.
According to Morgan Stanley
Capital International, Japanese
stocks fell 13% over the 12-month
period. The Morgan Stanley Far
East ex-Japan Index - a measure
of Far East markets excluding
Japan - fell 7.54%, hurt by a lack
of investor confidence in emerging
markets.
An interview with John Hickling, Portfolio Manager of Fidelity Advisor Overseas Fund
Q. JOHN, HOW HAS THE FUND PERFORMED OVER THE PAST YEAR?
A. For the 12 months ended October 31, 1995, the fund had a total return of 0.11%, compared to a -1.09% return for the average international fund tracked by Lipper Analytical Services. In addition, the Morgan Stanley EAFE Index - a broad measure of stocks in Europe, Australia and the Far East - returned -0.37% for the same 12-month period.
Q. HOW HAVE YOU POSITIONED THE FUND IN WHAT APPEARS TO HAVE BEEN A RATHER DIFFICULT MARKET ENVIRONMENT?
A. It's been a frustrating period because, historically, markets around the world have shown a higher correlation to the U.S. market than we've seen this year. The U.S. market has been quite strong, but most foreign markets have not followed suit. And the good performance in several foreign markets has been driven by the strength of only a few stocks. Looking specifically at the fund, more investments were in Japan than elsewhere - 17.5% at the end of the period - although the fund has held less there than is included in the EAFE index. This is a market that has struggled through most of the year, although it has shown recent signs of some strength. The Japanese banking sector performed well through the first part of the period. However, the fund didn't participate because most of its Japanese investments are focused on exporters or companies with electronics or technology-oriented businesses, such as Matsushita Electric, Hitachi, Rohm, Omron and Toshiba. In the second part of the period, though, these stocks rebounded as the yen started to weaken versus the dollar starting in June, making these companies' products less expensive abroad.
Q. YOU'VE ALSO INVESTED A FAIR AMOUNT IN THE UNITED KINGDOM . . .
A. That's right, 13.3%, about as much as is included in the EAFE index. This has been one of the best performing markets outside of the U.S., led, for the most part, by financial stocks including Barclays and National Westminster Bank. In the early part of 1995, a number of consumer non-durable stocks helped the fund, including brewers Bass and Whitbread, and food retailers Tesco and Argyll. The retailers were helped by food price inflation and a more orderly competitive environment, but lagged a bit during the past two months due to fears of new price competition.
Q. YOU MENTIONED BARCLAYS AND NATIONAL WESTMINSTER. HAVE YOU INVESTED IN OTHER EUROPEAN BANKS?
A. Yes, I have. I invested the fund in stocks such as Deutsche Bank, C.S. Holdings, Swiss Bank Corp., Creditanstalt in Austria, and BNP and Societe Generale - which the fund no longer owns - in France. Despite strong bond market performance in Europe - one of the reasons I invested in this area - the sector has turned in mixed results. Instead of being attracted by bond market sensitivity, investors apparently were cautious about the quality of both bank assets and credit. Relatively high property prices hurt the French banks, which is one of the reasons I've cut back there. But the fund remains invested in continental European banks because they appear poised to rebound, and has more invested in Europe than the index because I find valuations - stock prices compared to other measures such as earnings or cash flow - to be attractive.
Q. LET'S TURN TO EMERGING MARKETS . . .
A. Last December, when emerging markets dropped sharply after Mexico's devaluation of the peso, I had almost no investments in emerging markets. I started adding some emerging market stocks in May, including Mexican banks as well as investments in Brazil and Southeast Asia. One stock that has turned in a very good performance is Sampoerna, an Indonesian cigarette company. One of the main reasons I own this stock and Matahari, an Indonesian retailer, is that the standard of living for many Indonesians has been on the rise. With wages and disposable income growing, demand for items such as cigarettes, beer, toothpaste and clothing has been increasing. The fund's investments in Unilever and Nestle also give it some exposure to this growth in consumer nondurable spending.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
A. In the past, there has been a stronger correlation between the U.S. market and those overseas, but we haven't seen that yet this year. Japan's market might be helped by upcoming legislation that would make it easier for companies to buy back stock. In addition, the coming season historically has been a good one in Japan, so I'm hoping to see some strength there. In Europe, I would expect to see a continued economic slowdown, hoping that currencies will weaken enough to help exports. In any event, I'm hoping that 1996 will be a better year for the international investor, and that we'll see markets abroad catch up to the U.S.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to increase the value
of the fund's shares by
investing mainly in stocks in
Europe, the Far East and the
Pacific Basin
START DATE: April 23, 1990
SIZE: as of October 31, 1995,
more than $746 million
MANAGER: John Hickling,
since 1993; joined Fidelity in
1982
(checkmark)
JOHN HICKLING ON TRENDS IN
INTERNATIONAL INVESTING:
"These days, the investor
dollar is focused mostly on the
U.S. Judging from flows into
and out of international funds,
the interest - and money -
is elsewhere. Unfortunately,
many investors tend to follow
performance rather than
anticipate it, failing to invest in
international growth before it
grows. It may take a stumble in
the U.S. market to change
this, but I hope not, because
historically a declining U.S.
market has not been a good
backdrop for performance
overseas. I'm hoping that
more investors will start to
perceive the value and
opportunities in foreign
markets, and that
performance in foreign
markets will start to capture
attention.
"If you had told me nine or 10
months ago that the U.S. market
would thrive and that
international markets would
struggle as they have, I would
have been astounded. There
usually is a very tight
correlation between the
performance of the U.S. market
and other markets worldwide.
Because of that, I'm hoping
that foreign markets and
foreign companies can catch
up to the U.S. In the meantime,
there must be opportunities
when stocks have struggled,
and that's what I'll be looking
for going forward."
INVESTMENT CHANGES


TOP FIVE STOCKS AS OF OCTOBER 31, 1995
                                    % OF FUND'S    % OF FUND'S
                                    INVESTMENTS    INVESTMENTS
                                                   IN THESE STOCKS
                                                   6 MONTHS AGO

C. S. Holdings (Reg.)
(Switzerland, Banks)                1.9            0.0

Unilever NV Ord.
(Netherlands, Household Products)   1.2            1.2

Deutsche Bank AG
(Germany, Banks)                    1.1            1.2

Volvo AB Class B
(Sweden, Autos, Tires, &            1.1            0.8
Accessories)

CIBA-GEIGY (Reg.)
(Switzerland, Drugs &               1.0            0.8
Pharmaceuticals)

TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1995
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET
                                    SECTORS
                                    6 MONTHS AGO

Finance              22.1           22.8

Utilities            8.1            6.4

Nondurables          7.8            8.0

Durables             6.7            8.5

Retail & Wholesale   5.6            4.8

TOP FIVE COUNTRIES AS OF OCTOBER 31, 1995
                  % OF FUND'S    % OF FUND'S
                  INVESTMENTS    INVESTMENTS
                                 IN THESE COUNTRIES
                                 6 MONTHS AGO

Japan             17.5           19.9

United  Kingdom   13.3           12.7

Switzerland       8.2            8.1

Netherlands       5.6            5.7

Germany           5.3            5.8

ASSET ALLOCATION
AS OF OCTOBER 31, 1995 AS OF APRIL 30, 1995
Row: 1, Col: 1, Value: 17.8
Row: 1, Col: 2, Value: 2.2
Row: 1, Col: 3, Value: 38.0
Row: 1, Col: 4, Value: 42.0
Row: 1, Col: 1, Value: 13.7
Row: 1, Col: 2, Value: 2.5
Row: 1, Col: 3, Value: 43.8
Row: 1, Col: 4, Value: 40.0
Stocks 82.0%
Bonds 0.2%
Short-term
investments 17.8%
Stocks 85.8%
Bonds 0.5%
Short-term
investments 13.7%
INVESTMENTS OCTOBER 31, 1995

Showing Percentage of Total Value of Investments in Securities


COMMON STOCKS - 80.2%
 SHARES VALUE (NOTE 1)
ARGENTINA - 0.7%
Buenos Aires Embotelladora SA sponsored ADR  23,700 $ 542,138
Perez Companc Class B  168,222  741,822
Telecom Argentina:
Class B sponsored ADR  53,200  2,041,706
 Stet France Telecom SA  155,200  597,490
YPF Sociedad Anonima sponsored ADR representing
Class D shares  84,500  1,447,063
  5,370,219
AUSTRALIA - 2.3%
Amcor Ltd.   113,700  850,798
Brambles Industries Ltd.   238,150  2,528,172
FAI Insurance Ltd. Ord.   1,410,500  632,843
Lend Lease Corp. Ltd.   120,000  1,666,298
Pioneer International Ltd.   485,000  1,187,595
Qantas Airways Ltd. sponsored ADR (a)(d)  26,600  468,825
TNT Ltd. (a)  867,000  1,219,724
Western Mining Holdings Ltd.   269,200  1,723,685
Westpac Banking Corp.   1,615,100  6,620,013
Woolworths Ltd.   593,300  1,412,178
  18,310,131
AUSTRIA - 0.4%
Mayr Melnhof Karton AG  13,500  787,108
VA Technologie AG  4,300  497,947
VA Technologie AG (d)  13,100  1,517,002
  2,802,057
BELGIUM - 1.2%
Bekaert SA  6,600  4,855,958
Delhaize Freres & Cie Le Lion SA  80,300  3,123,240
Petrofina SA   3,300  1,037,306
Petrofina SA (warrants) (a)  175  2,478
  9,018,982
BERMUDA - 0.1%
Consolidated Electric Power Asia Ltd. sponsored ADR (d) 22,600 457,650 BRAZIL - 0.4%
Brahma (Cia Cervejaria) PN Class B (Pfd. Reg.)  1,879,400  717,358
Telebras PN (Pfd. Reg.)  60,460,600  2,451,751
  3,169,109
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
CANADA - 0.1%
Midland Walwyn, Inc.   154,200 $ 946,188
CHILE - 0.2%
Santa Isabel SA sponsored ADR (a)  21,900  495,488
Vina Concha Stet y Toro SA sponsored ADR  46,600  815,500
  1,310,988
FINLAND - 0.7%
Pohjola Class B  223,230  3,261,482
Valmet OY Class A  88,500  2,460,911
  5,722,393
FRANCE - 4.7%
Accor SA  35,841  4,264,951
Alcatel Alsthom CGE  37,800  3,233,032
Axa SA  70,690  3,932,290
Club Mediterranee SA:
Ord.   16,700  1,311,715
 (rights) (a)  16,700  16,486
Compagnie Bancaire Ord.   36,860  3,827,551
Elf Aquitaine  31,088  2,120,288
Generale des Eaux  35,442  3,299,209
IMETAL SA Ord.  22,220  2,621,346
Lafarge Coppee SA  24,350  1,616,351
Michelin SA Cie Generale des Etablissements Class B 62,700 2,536,252 Total SA Class B 84,100 5,205,329
Unibail  15,400  1,420,932
Vallourec SA (a)  34,600  1,359,906
  36,765,638
GERMANY - 5.1%
Asko   2,100  1,089,767
Bayer AG  7,100  1,887,083
Bayerische Vereinsbank AG Ord.   59,500  1,683,225
Continental Gummi-Werke AG  145,300  2,052,653
Daimier Benz AG. Ord.   5,300  2,552,834
Deutsche Bank AG  192,500  8,700,866
Duerr Beteiligungs AG (RFD)  5,400  1,744,223
Hoechst AG Ord.   15,650  4,107,340
Karstadt AG  6,800  2,963,973
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
GERMANY - CONTINUED
Kaufhof Holding AG  8,600 $ 2,942,676
Mannesmann AG Ord.   9,800  3,223,185
Metallgesellschaft AG Ord. (a)  21,300  443,042
Metallgesellschaft AG (a)(d)  46,700  971,362
Praktiker Bau und Heim AG (a)(d)  6,000  189,543
Schmalbach-Lubeca AG  2,600  511,270
Veba AG Ord.   120,500  4,943,524
  40,006,566
HONG KONG - 2.3%
Amoy Properties Ltd.   1,115,000  1,074,431
Consolidated Electric Power Asia Ltd.   692,000  1,400,773
Dickson Concepts International Ltd.   1,117,000  809,075
Great Eagle Holdings Ltd.   382,000  1,047,482
HSBC Holdings PLC  454,800  6,617,904
Hong Kong Land Holdings Ltd.   1,338,000  2,408,400
Hopewell Holdings Ltd.   2,293,000  1,445,860
Hysan Development Co. Ltd.   740,000  1,885,582
Peregrine Investments Holdings Ltd.   663,000  844,690
Sun Hung Kai Properties Ltd.   87,000  694,870
  18,229,067
INDIA - 0.1%
Reliance Industries Ltd. GDS  59,600  879,100
INDONESIA - 1.1%
Astra International PT (For. Reg.)  144,000  290,412
Bank International Indonesia PT Ord.   298,000  1,043,198
Bank Niaga PT  99,000  353,105
Jakarta International Hotels & Development Ord.   990,000  1,362,286
Matahari Putra Prima PT (For. Reg.)  649,000  1,357,443
Sampoerna Hanjaya Mandala (For. Reg.)  399,350  3,692,803
Semen Gresik (For. Reg.)  199,000  516,997
  8,616,244
IRELAND - 0.9%
Bank of Ireland U.S. Holdings, Inc.   544,500  3,631,657
Fyffes PLC  725,000  1,111,487
Independent Newspapers PLC  265,800  1,594,268
Waterford Wedgwood PLC Unit  461,200  419,133
  6,756,545
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ITALY - 1.6%
Assicurazioni Generali Spa  99,900 $ 2,322,766
Benetton Group Spa (a)  87,400  905,884
Bulgari Spa (a)  100,000  865,798
Fiat Spa  233,800  762,559
Istituto Mobiliare Italiano  179,000  978,890
Istituto Nazionale Delle Assicurazioni Spa  796,600  1,047,282
Italgas Spa  391,500  1,041,704
Magneti Marelli SPA  699,100  1,339,988
Montedison Spa Ord. (a)  1,476,900  1,015,384
Olivetti Ing C & Co. SPA Ord. (a)  1,008,400  757,924
SAI Sta Assieuratrice Industriale Spa  135,300  1,378,891
Simint Ord. (a)  3,989  3,748
  12,420,818
JAPAN - 17.5%
Acom Co. Ltd.   13,000  424,183
ADO Electronic Industrial Co. Ltd.   25,000  563,422
Aida Engineering Ltd. Ord.   103,000  724,648
Amada Metrecs Co. Ltd.   53,000  716,672
Amadasonoike Co. Ltd.   162,000  993,699
Aoyama Trading Co. Ord.   68,900  1,863,348
Autobacs Seven Co. Ltd.   16,800  1,588,555
Bridgestone Corp.   192,000  2,671,501
Canon, Inc.   263,000  4,509,823
Catena Corp.   1,000  13,326
Citizen Watch Co. Ltd. Ord. (a)  257,000  1,765,293
East Japan Railway Co. Ord.   361  1,708,520
Fanuc Ltd.   52,700  2,287,600
Fujitsu Ltd.   257,000  3,072,265
Futaba Industrial Co. Ltd.   80,000  1,207,192
Hankyu Department Stores, Inc.   78,000  963,010
Hanshin Department Store Ltd.   49,000  343,295
Hirose Electric Co. Ltd.   18,900  1,209,319
Hitachi Ltd.   672,000  6,913,919
Honda Motor Co. Ltd.   283,000  4,935,966
Izumi Co. Ord.   67,000  1,273,627
Ishihara Sangyo Kaisha Ltd. (a)  250,000  744,697
Isetan Co. Ltd.   177,000  2,358,728
Ito-Yokado Co. Ltd.   16,000  876,390
Japan Airlines Co. Ltd. (a)  300,000  1,807,849
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
JAPAN - CONTINUED
Kao Corp.   76,000 $ 923,424
Komatsu Ltd. Ord.   320,000  2,508,451
Marubeni Corp.   267,000  1,302,886
Matsushita Electric Industrial Co. Ltd.   125,000  1,776,003
Marukyo Corp.   16,000  228,896
Minebea Co. Ltd.   303,000  2,464,259
Mitsubishi Corp.   89,000  985,449
Mitsubishi Estate Co. Ltd.   145,000  1,548,675
Mitsubishi Heavy Industries Ltd.   294,000  2,272,951
Mitsukoshi Ltd.   189,000  1,501,925
Murata Manufacturing Co. Ltd.   73,000  2,567,929
NEC Corp.   114,000  1,508,010
Nikko Securities Co. Ltd.   201,000  1,878,928
Nichido Fire & Marine Insurance Co. Ltd.   226,000  1,694,087
Nintendo Co. Ltd. Ord.   28,100  2,070,570
Nippon Telegraph & Telephone Corp. Ord.   233  1,915,506
Nissan Motor Co. Ltd. Ord.   243,000  1,642,938
Nitto Denko Corp.   57,000  910,391
Nomura Securities Co. Ltd.   386,000  7,072,853
Omron Corp.   89,000  2,084,268
Onward Kashiyama & Co. Ltd.   178,000  2,459,262
Pioneer Electronic Corp.   37,000  569,203
Rohm Co. Ltd.   60,000  3,650,973
Sankyo Co. Ltd.   117,000  2,579,491
Santen Pharmaceutical Co. Ord.  2,000  47,425
Seino Transpotation Co. Ltd.   81,000  1,254,030
Sekisui House Ltd.   118,000  1,364,362
Sho Bond Corp. Ord.   29,000  934,888
Sony Corp.   85,100  3,835,775
Sumitomo Marine and Fire Insurance Co. Ltd.   215,000  1,537,896
Sumitomo Realty & Development Co. Ltd.   375,000  2,469,257
Sumitomo Trust & Banking Co. Ltd.   183,000  2,115,918
TDK Corp.   47,000  2,427,025
Takashimaya Co. Ltd.   197,000  2,741,071
Tadano Ltd.   9,000  72,490
Takeda Chemical Industries Ltd.   198,000  2,793,788
Tokio Marine & Fire Insurance Co. Ltd. (The)  606,000  6,234,873
Toshiba Corp.   902,000  6,549,233
Toyota Motor Corp.   221,000  4,114,448
Tsugami Corp.   110,000  555,093
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
JAPAN - CONTINUED
Uny Co. Ltd.   57,000 $ 982,999
Yamanouchi Pharmaceutical Co. Ltd.   127,000  2,837,294
Yoshinoya D&C Co. Ltd. Ord.   30  476,214
  136,998,254
KOREA (SOUTH) - 0.6%
Korea Electric Power Corp.   93,500  4,101,863
Kyungki Bank  56,300  630,574
  4,732,437
MALAYSIA - 0.9%
Kuala Lumpur Industries Holdings BHD (a)  290,000  314,963
Magnum Corp. BHD  405,000  688,480
Malayan Banking BHD  75,000  605,017
Resorts World BHD  231,000  1,127,162
Tenega Nasional BHD  179,000  676,203
Time Engineering BHD  119,000  304,378
Telekom Malaysia BHD  463,000  3,315,927
  7,032,130
MEXICO - 1.2%
BANACCI SA de CV:
Class B  326,100  562,321
 Class L  16,305  26,964
Cemex SA, Series B  716,300  2,227,364
Cifra SA Class C  1,022,200  1,048,929
Consorcio G Grupo Dina SA ADR  38,400  100,800
Empresas Ica Sociedad Controladora SA de CV
sponsored ADR representing Ord. (part. certs.)  123,900  1,177,050
Grupo Dina sponsored ADR, Series L  11,173  18,156
Grupo Financiero Bancomer SA de CV
sponsored ADR, Series C (a)(d)  62,300  319,287
Grupo Financiero Bancomer Class B (a)  3,322,000  859,121
Grupo Financiero Bancomer, SA de C.V., Series L (a)  122,005  28,453
Grupo Carso SA de CV Class A-1 (a)  137,600  725,439
Telefonos de Mexico SA sponsored ADR representing
shares Ord. Class L  72,000  1,980,000
  9,073,884
NETHERLANDS - 5.6%
ABN-AMRO Holdings NV  25,900  1,087,987
AKZO NV Ord.   59,900  6,820,015
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NETHERLANDS - CONTINUED
IHC Caland NV  49,500 $ 1,408,192
International Nederlanden Groep NV  119,957  7,151,970
KLM Royal Dutch Airlines Ord.   148,639  4,906,603
Koninklijke PPT Nederland  119,500  4,202,148
Oce Van der Grinten NV  51,200  2,934,844
Pirelli Tyre Holdings NV Ord. (a)  315,500  2,698,631
Royal Dutch Petroleum Co. Ord.   16,900  2,097,643
Unilever NV Ord.   71,200  9,324,615
Vendex International NV  3,600  103,487
Vendex International NV (d)  43,900  1,265,570
  44,001,705
NORWAY - 1.8%
Bergesen Group:
Class A  16,900  350,189
 Class B  155,600  3,199,229
Christiania Bank Free shares Ord.   817,300  1,903,598
Den Norske Bank Class A Free shares  600,400  1,649,159
Norsk Hydro AS  52,050  2,073,472
Orkla AS Class B (non-vtg.)  34,900  1,698,611
Saga Petroleum AS Class B  133,000  1,602,281
Unitor AS  100,000  1,236,848
  13,713,387
PAKISTAN - 0.0%
Hub Power Co. Ltd. GDR (a)  20,600  339,900
PHILIPPINES - 0.3%
Filinvest Land, Inc. Ord. (a)  1,250,625  336,577
Philippine Long Distance Telephone Co. sponsored ADR  30,100  1,689,363
  2,025,940
SINGAPORE - 0.4%
Kim Engineering Holdings Ltd.   1,402,000  1,209,646
Overseas Union Bank Ltd. (For. Reg.)  150,000  933,522
Van Der Horst Ltd.   186,000  953,678
  3,096,846
SPAIN - 3.9%
Banco Bilbao Vizcaya SA Ord. (Reg.)  195,600  5,980,229
Banco de Santander SA Ord. (Reg.)  9,587  418,056
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SPAIN - CONTINUED
Banco Intercontinental Espanol  25,625 $ 2,222,234
Corporacion Mapfrecia International
de Reaseguros SA (Reg.)  108,948  5,581,352
EL Aguila SA (a)  43,300  311,973
Repsol SA Ord.   78,800  2,354,311
Tabacalera SA, Series A  127,800  4,294,918
Telefonica de Espana SA Ord.   493,500  6,229,426
Union Electrica Fenosa SA  683,300  3,181,265
  30,573,764
SWEDEN - 3.1%
Frontline (a)  54,000  139,291
Investor AB Class B Free shares  183,700  6,553,490
Mo Och Domsjoe AB Class B  18,300  933,040
SKF AB Ord.   114,600  2,178,149
Skandia Foersaekrings AB  37,600  955,697
Svenska Cellulosa Aktiebolaget SCA Class B Ord.   105,400  1,804,550
Skandinaviska Enskilda Banken Class A Free shares  525,800  3,553,292
Volvo AB Class B  372,900  8,409,417
  24,526,926
SWITZERLAND - 8.2%
Adia SA (Bearer) (a)  23,800  3,937,000
Alusuisse-Lonza Holding AG (Reg.)  7,133  5,428,988
Baloise Holding (Reg.)  2,152  4,411,931
CIBA-GEIGY AG (Reg.)  9,400  8,130,400
C. S. Holdings (Reg.)  143,555  14,652,336
Fischer (Georg) AG (Reg.)  14,100  3,721,953
Holderbank Financiere Glarus AG:
(Bearer)  1,747  1,401,904
 (warrants) (a)  7,260  8,943
Nestle SA (Reg.)  6,400  6,701,276
Roche Holdings Ltd. (part. certs.)  950  6,896,172
Surveillance, Societe Generale (Bearer)  554  1,070,885
Swiss Bank Corp. (Bearer)  18,500  7,585,570
  63,947,358
THAILAND - 1.4%
Bank of Asia PCL (For. Reg.)  191,840  453,586
Krung Thai Bank (For. Reg.)  1,133,770  4,505,345
Phatra Thanakit PCL (For. Reg.)  18,500  144,824
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
THAILAND - CONTINUED
Ruam Pattana Fund II (For. Reg.)  1,700,000 $ 1,063,978
Ruang Khao Unit Trust (For. Reg.)  272,600  159,779
Siam City Bank PCL (For. Reg.)  3,355,200  4,266,497
SCF Finance and Securities Co. Ltd. (rights) (a)  24,853  -
Siam City Credit Finance and Securities Co. Ltd. (rights) (a) 19,736 - Telecomasia Corp. PCL (For. Reg.) (a) 228,700 677,057
  11,271,066
TURKEY - 0.1%
Aksigorta  267,875  36,013
Aksigoria (d)  812,500  109,232
Tofas Turk Otomobil Fabrikasi AS  5,400,800  694,513
Tofas Turk Otomobil Fabrikasi AS ADR (d)  178,400  107,040
  946,798
UNITED KINGDOM - 13.3%
Allied Lyons PLC (a)  326,900  2,640,160
Argyll Group PLC Ord.   323,800  1,645,327
BTR PLC Ord.   321,000  1,704,664
Barclays PLC Ord.   528,700  6,204,407
Barratt Developments PLC  166,300  509,904
Bass PLC Ord.   314,600  3,296,604
Berkeley Group PLC  141,200  904,941
Booker PLC  212,400  1,268,939
Boots Co. PLC (The)  169,900  1,502,408
British Airways PLC Ord.   281,600  2,025,063
British Land Ord.   168,300  965,573
Burmah Oil  118,488  1,844,612
Cadbury-Schweppes PLC Ord.   598,200  4,940,003
Christies International PLC  78,300  254,931
De La Rue PLC  230,100  3,278,513
Dixons Group PLC  567,358  3,434,397
Forte PLC  1,091,100  4,345,699
Glaxo Holdings PLC  219,000  2,952,485
Grand Metropolitan PLC  630,600  4,365,385
Great Universal Stores PLC Ord. Class A  260,000  2,344,356
Guinness PLC Ord.   669,100  5,361,589
Hanson Trust PLC Ord.   324,700  994,302
Lloyds Abbey Life PLC  372,500  2,693,468
London International Group PLC  1,332,000  2,757,846
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UNITED KINGDOM - CONTINUED
Mirror Group Newspaper PLC  780,700 $ 2,054,437
National Westminster Bank PLC Ord.   517,200  5,162,099
North West Water Group PLC Ord.   236,700  2,224,050
Prudential Corp. PLC  322,400  2,015,283
Reuters Holdings PLC Ord.   235,100  2,184,864
Rolls Royce PLC Ord.   524,900  1,277,591
Royal Insurance Holdings PLC  617,500  3,811,119
Scottish Power PLC ADR  568,500  3,135,815
Scottish Hydro-Electric PLC Ord.   449,000  2,412,791
Shell Transport & Trading PLC  243,700  2,850,242
South West Water PLC Ord.   223,100  1,766,574
Tesco PLC Ord.   475,116  2,252,763
Telegraph (The) PLC  220,000  1,418,657
Unigate Ltd. Ord.   172,000  1,139,035
Vodafone Group PLC  1,084,693  4,483,044
Whitbread Co. PLC Class A  311,000  3,045,062
Wickes PLC  429,700  845,530
  104,314,532
TOTAL COMMON STOCKS
(Cost $587,297,327)   627,376,622
PREFERRED STOCKS - 1.8%
AUSTRIA - 0.4%
Creditanstalt Bankverein  59,100  2,945,014
GERMANY - 0.2%
Porsche AG Ord. (a)  4,100  1,906,435
ITALY - 1.2%
Banco Ambro Veneto  799,600  992,434
Fiat Spa  737,800  1,456,822
SAI Sta Assicuratrice Industriale Spa  225,700  955,848
Stet (Societa Finanziaria Telefonica) Spa  2,562,500  5,599,255
  9,004,359
TOTAL PREFERRED STOCKS
(Cost $14,605,398)   13,855,808
GOVERNMENT OBLIGATIONS (C) - 0.2%
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED)  AMOUNT (B)
ARGENTINA - 0.1%
Argentina Republic BOCON 5 5/8%,
4/1/01 (e)  B1 $ 1,589,879 $ 1,052,478
BRAZIL - 0.1%
Brazil Federative Republic IDU euro 6.6875%,
1/1/01 (e)  B1 XEU 617,500  527,963
TOTAL GOVERNMENT OBLIGATIONS
(Cost $1,648,782)   1,580,441
REPURCHASE AGREEMENTS - 17.8%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a
joint trading account at 5.88%,
dated 10/31/95 due 11/1/95  $ 139,762,824  139,740,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $743,291,507)  $ 782,552,871
CURRENCY ABBREVIATIONS
XEU - European currency unit
LEGEND
1. Non-income producing
2. Principal amount is stated in United States dollars unless otherwise noted.
3. Some foreign government obligations have not been individually rated by S&P or Moody's. The ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
4. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,405,511 or 0.7% of net assets.
5. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
INCOME TAX INFORMATION
At October 31, 1995, the aggregate cost of investment securities for income tax purposes was $743,473,921. Net unrealized appreciation aggregated $39,078,950, of which $73,386,648 related to appreciated investment securities and $34,307,698 related to depreciated investment securities. For the period, interest and dividends from foreign countries were $15,784,773 or $.29 per share. Taxes accrued or paid to foreign countries were $1,979,560 or $.04 per share.
The fund hereby designates $312,000 as a capital gain dividend for the purpose of the dividend paid deduction.
MARKET SECTOR DIVERSIFICATION (UNAUDITED)
As a Percentage of Total Value of Investment in Securities
Aerospace & Defense   0.2%
Basic Industries    5.1
Conglomerates   0.2
Construction & Real Estate    4.3
Durables    6.7
Energy    2.9
Finance    22.1
Government Obligations   0.2
Health    3.4
Holding Companies    0.4
Industrial Machinery &
 Equipment    3.2
Media & Leisure   2.7
Nondurables   7.8
Precious Metals   0.2
Retail & Wholesale   5.6
Services    1.5
Repurchase Agreements  17.8
Technology    5.1
Transportation   2.5
Utilities   8.1
  100.0%
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 OCTOBER 31, 1995

ASSETS

Investment in securities, at value (including repurchase                   $ 782,552,871
agreements of $139,740,000) (cost $743,291,507) -
See accompanying schedule

Cash                                                                        57,244

Receivable for investments sold                                             13,723,905

Receivable for fund shares sold                                             2,176,149

Dividends receivable                                                        1,976,001

Interest receivable                                                         21,302

Prepaid expenses                                                            24,999

 TOTAL ASSETS                                                               800,532,471

LIABILITIES

Payable for investments purchased                           $ 50,872,394

Payable for fund shares redeemed                             1,931,411

Accrued management fee                                       509,836

Distribution fees payable                                    407,775

Other payables and accrued expenses                          401,324

 TOTAL LIABILITIES                                                          54,122,740

NET ASSETS                                                                 $ 746,409,731

Net Assets consist of:

Paid in capital                                                            $ 702,649,735

Undistributed net investment income                                         4,207,428

Accumulated undistributed net realized gain (loss) on                       296,521
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                               39,256,047
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                                 $ 746,409,731

CALCULATION OF MAXIMUM OFFERING PRICE                                       $13.92
CLASS A:
NET ASSET VALUE, and redemption price per share
 ($741,928,067 (divided by) 53,300,413 shares)

Maximum offering price per share (100/95.25 of $13.92)                      $14.61

CLASS B:                                                                    $13.92
NET ASSET VALUE, and offering price per
 share ($2,999,368 (divided by) 215,461 shares) A

INSTITUTIONAL CLASS:                                                        $13.97
NET ASSET VALUE, offering price and redemption price per
 share ($1,482,296 (divided by) 106,120 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

INVESTMENT INCOME YEAR ENDED OCTOBER 31, 1995

Dividends                                                                 $ 15,428,945

Interest                                                                   6,639,038

                                                                           22,067,983

Less foreign taxes withheld                                                (1,979,560)

 TOTAL INCOME                                                              20,088,423

EXPENSES                                                   $ 5,282,002
Management fee
Basic fee

 Performance adjustment                                     307,727

Transfer agent fees                                         2,043,903
Class A

 Class B                                                    1,541

 Institutional Class                                        108

Distribution fees                                           4,501,756
Class A

 Class B                                                    4,721

Accounting fees and expenses                                358,827

Non-interested trustees' compensation                       5,127

Custodian fees and expenses                                 378,907

Registration fees                                           120,869
Class A

 Class B                                                    13,097

 Institutional Class                                        12,256

Audit                                                       58,192

Legal                                                       40,570

Reports to shareholders                                     37,229

Miscellaneous                                               2,280

 Total expenses before reductions                           13,169,112

 Expense reductions                                         (26,813)       13,142,299

NET INVESTMENT INCOME                                                      6,946,124

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      708,376

 Foreign currency transactions                              (3,235,039)    (2,526,663)

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      (5,868,207)

 Assets and liabilities in foreign currencies               772,264        (5,095,943)

NET GAIN (LOSS)                                                            (7,622,606)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING  FROM                     $ (676,482)
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          YEAR ENDED      YEAR ENDED
                                                          OCTOBER 31,     OCTOBER 31,
                                                          1995            1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 6,946,124     $ 197,387
Net investment income

 Net realized gain (loss)                                  (2,526,663)     1,176,124

 Change in net unrealized appreciation (depreciation)      (5,095,943)     26,569,627

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           (676,482)       27,943,138
FROM OPERATIONS

Distributions to shareholders:                             (812,249)       (363,877)
From net realized gain
 Class A

 In excess of net realized gain                            (3,950,288)     -
 Class A

 TOTAL DISTRIBUTIONS                                       (4,762,537)     (363,877)

Share transactions - net increase (decrease)               98,075,180      404,824,000

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  92,636,161      432,403,261

NET ASSETS

 Beginning of period                                       653,773,570     221,370,309

 End of period (including undistributed net investment    $ 746,409,731   $ 653,773,570
income of $4,207,428 and $348,359, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                  YEARS ENDED OCTOBER 31,

                                  1995                      1994 C      1993        1992       1991

SELECTED PER-SHARE DATA

Net asset value, beginning        $ 14.06                   $ 12.93     $ 9.07      $ 9.78     $ 9.55
of period

Income from Investment
Operations

 Net investment income             .07                       .01         .03         .05        .14

 Net realized and unrealized       (.11)                     1.14        3.93        (.62)      .17
 gain (loss)

 Total from investment             (.04)                     1.15        3.96        (.57)      .31
operations

Less Distributions

 From net investment income        -                         -           (.07)       (.14)      (.07)

 From net realized gain            (.10)                     (.02)       (.03) B     -          (.01) B

 Total distributions               (.10)                     (.02)       (.10)       (.14)      (.08)

Net asset value, end of period    $ 13.92                   $ 14.06     $ 12.93     $ 9.07     $ 9.78

TOTAL RETURN A                     (.25)                     8.91%       44.13%      (5.88)     3.25%
                                  %                                                 %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period         $ 741,928                 $ 653,774   $ 221,370   $ 18,652   $ 19,091
(000 omitted)

Ratio of expenses to average       1.90%                     2.12%       2.38%       2.64%      2.85%
net assets

Ratio of net investment income     1.01%                     .05%        (.18)       .48%       1.48%
to average net assets                                                   %

Portfolio turnover                 47%                       34%         42%         168%       226%


A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
B INCLUDES AMOUNTS DISTRIBUTED FROM NET REALIZED GAINS ON FOREIGN CURRENCY RELATED TRANSACTIONS TAXABLE AS ORDINARY INCOME.
C EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
FINANCIAL HIGHLIGHTS - CLASS B
                                                        YEAR ENDED
                                                        OCTOBER 31,

                                                        1995 C

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 13.89

Income from Investment Operations

 Net investment income                                   .01

 Net realized and unrealized gain (loss)                 .02

Total from investment operations                         .03

Net asset value, end of period                          $ 13.92

TOTAL RETURN B                                           .22%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 2,999

Ratio of expenses to average net assets                  1.97%
                                                        A,D

Ratio of net investment income to average net assets     .94% A

Portfolio turnover                                       47%

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1995.
D FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                                        YEAR ENDED
                                                        OCTOBER 31,

                                                        1995 C

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 13.89

Income from Investment Operations

 Net investment income                                   .05

 Net realized and unrealized gain (loss)                 .03

 Total from investment operations                        .08

Net asset value, end of period                          $ 13.97

TOTAL RETURN B                                           .58%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 1,482

Ratio of expenses to average net assets                  .97%
                                                        A,D

Ratio of net investment income to average net assets     1.94% A

Portfolio turnover                                       47%

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
D FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Overseas Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class B and Institutional Class shares on July 3, 1995. Investment income, realized and unrealized capital gains and losses, and the common expenses of the fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees and expenses.
The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities for which quotations are not readily avail-
able are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. FMR bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law, which are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $386,600,467 and $274,484,838, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2700% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
individual fund fee rate is .45%. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus) .20%) based on the investment performance of the lowest performing class as compared to the appropriate index over a specified period of time. The investment performance is measured separately for each class of shares. For the period, the management fee was equivalent to an annual rate of .81% of average net assets after the performance adjustment.
SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research Far East Inc., and Fidelity International Investment Advisors (FIIA) In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIAL U.K.). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIAL U.K. a fee based on costs incurred for either service.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares ("Class A Plan"), Class B shares ("Class B Plan") and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A Plan and Class B Plan the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .65% and 1.00% (of which
 .75% represents a distribution fee and .25% represents a shareholder service fee) of the average net assets of the Class A and Class B shares, respectively. For the period, the fund paid FDC $4,501,756 and $4,721 under the Class A Plan and Class B Plan, respectively, of which $3,452,001 and $1,155 were paid to securities dealers, banks and other financial institutions for the distribution of Class A and Class B shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class B, and Institutional Class shares. Subject to the approval of the Board of Trustees, the Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services. No payments were made under the Plans during the period.
SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares of the fund. For the period, FDC received sales charges of $4,446,941 on sales of Class A shares of the fund, of which $3,754,470 was paid to securities dealers, banks, and other financial institutions. FDC also receives the proceeds
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received contingent deferred sales charges of $333 on Class B share redemptions from the fund. When Class B shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT FEES. State Street Bank and Trust Company (State Street) is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A shares, while Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR (collectively, with State Street, referred to as the Transfer Agents) acts in that capacity for the fund's Class B and Institutional Class shares. During the period November 1, 1994 to December 31, 1994, State Street received fees based on the type, size, number of accounts and the number of transactions made by the shareholders. Effective January 1, 1995, the Board of Trustees approved a revised transfer agent contract pursuant to which the Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. With respect to the Class A shares, State Street has delegated certain transfer, dividend paying, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
ACCOUNTING FEES. Fidelity Service Co. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $148,376 for the period.
5. EXPENSE REDUCTIONS.
Effective October 30, 1995, FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of 2.40%, 2.75%, and 1.75% of average net assets for Class A, Class B, and Institutional Class, respectively. For the period, the reimbursement reduced expenses by $572, $14,147, and $12,094 for Class A, Class B, and Institutional Class, respectively.
6. SHARE TRANSACTIONS.
Share transactions for each class of shares was as follows:
  SHARES DOLLARS
 YEARS ENDED OCTOBER 31,  YEARS ENDED OCTOBER 31,
 1995 A 1994  1995 A 1994
CLASS A
Shares sold  28,552,115  39,367,897 $ 388,824,457 $ 540,291,103
Reinvestment of distributions  327,371  23,685  4,329,810  300,557
Shares redeemed  (22,093,191)  (9,994,332)  (299,648,593)  (135,767,660)
Net increase (decrease)  6,786,295  29,397,250 $ 93,505,674 $ 404,824,000
CLASS B
Shares sold  218,660  - $ 3,101,939 $ -
Reinvestment of distributions  -  -  -  -
Shares redeemed  (3,199)  -  (45,230)  -
Net increase (decrease)  215,461  - $ 3,056,709 $ -
INSTITUTIONAL CLASS
Shares sold  108,485  - $ 1,546,753 $ -
Reinvestment of distributions  -  -  -  -
Shares redeemed  (2,365)  -  (33,956)  -
Net increase (decrease)  106,120  - $ 1,512,797 $ -
A SHARE TRANSACTIONS FOR CLASS B AND THE INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1995. REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VII and the Shareholders of Fidelity Advisor Overseas Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments (except for Moody's ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Overseas Fund (a fund of Fidelity Advisor Series VII) at October 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Overseas Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1995, by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.
PRICE WATERHOUSE LLP
Boston, Massachusetts
December 13, 1995
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Overseas Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
CLASS A: 12/11/95 12/8/95 $.09 $.01
CLASS B: 12/11/95 12/8/95 $.19 $.01
INSTITUTIONAL CLASS: 12/11/95 12/8/95 $.21 $.01
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
John R. Hickling, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company
Boston, MA
CUSTODIAN
Chase Manhattan Bank, N.A.
New York, NY
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor Equity Portfolio Growth
Fidelity Advisor Global Resources Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Equity Income Fund
Fidelity Advisor Income & Growth Fund
INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Limited Term Bond Fund
Fidelity Advisor Short Fixed-Income Fund
TAX-EXEMPT FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Limited Term Tax-Exempt Fund
Fidelity Advisor Short-Intermediate Tax-Exempt Fund
STATE TAX-EXEMPT FUNDS
Fidelity Advisor New York Tax-Free Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund
(REGISTERED TRADEMARK)
(registered trademark)